INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 522,000	$ 180,000
Valuation allowance	(522,000)	(180,000)
Net deferred tax assets